Significant accounting policies, judgements, estimates and assumptions - Updates to significant accounting policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 91,178	$ 142,627	$ 151,829
Other revenue	89,188	135,770	146,927
Sales and other operating revenues	180,366	278,397	298,756
Revision of Prior Period, Adjustment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		133,452	144,426
Other revenue		(133,452)	(144,426)
Sales and other operating revenues		0	0
Previously reported
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		276,079	296,255
Other revenue		2,318	2,501
Sales and other operating revenues		278,397	298,756
Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,048	9,141	10,331
Crude oil | Revision of Prior Period, Adjustment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		52,989	54,945
Crude oil | Previously reported
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		62,130	65,276
Oil products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	63,564	102,408	108,515
Oil products | Revision of Prior Period, Adjustment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		78,120	86,951
Oil products | Previously reported
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		180,528	195,466
Natural gas, LNG and NGLs
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	12,726	18,909	20,494
Natural gas, LNG and NGLs | Revision of Prior Period, Adjustment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		1,258	1,251
Natural gas, LNG and NGLs | Previously reported
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		20,167	21,745
Non-oil products and other revenues from contracts with customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 9,840	12,169	12,489
Non-oil products and other revenues from contracts with customers | Revision of Prior Period, Adjustment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		1,085	1,279
Non-oil products and other revenues from contracts with customers | Previously reported
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		$ 13,254	$ 13,768